Institutional Shares Prospectus | GuideMark® Large Cap Core Fund
GuideMark® Large Cap Core Fund
Investment Objective
GuideMark® Large Cap Core Fund (formerly known as GuideMark® Large Cap Growth Fund) (the “Fund”) seeks capital appreciation over the long term.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Institutional Shares Prospectus GuideMark® Large Cap Core Fund Institutional Shares
Management Fees	0.45%	[1]
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.62%	[1]
[1]	Management Fees and Total Annual Fund Operating Expenses have been restated to reflect the decrease in the management fee payable by the Fund from 0.70% to 0.45% and an amendment to the Fund's expense limitation agreement effective October 9, 2015.

Example
The following Example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Institutional Shares Prospectus | GuideMark® Large Cap Core Fund | Institutional Shares | USD ($)	63	199	346	774

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 53.23% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal circumstances, the Fund invests at least 80% of its assets in the securities of large capitalization companies.  The Fund considers “large capitalization companies” to be companies, at the time of purchase, whose market capitalizations are within the range of the market capitalizations in the Russell 1000® Index.

The Fund also may invest in derivatives such as futures, forwards and other similar instruments in order to “equitize” cash balances by gaining exposure to relevant equity markets.  To the extent that derivatives have economic characteristics similar to the securities of large capitalization companies, they will be counted as such for purposes of the Fund’s 80% investment policy.

The sub-advisor uses a rules-based methodology that emphasizes fundamentally-based stock selection, portfolio construction and efficient implementation. The Fund seeks to capture common sources of active equity returns, including the following factors:  value (i.e., how attractively a stock is priced relative to its “fundamentals,” such as book value and free cash flow), momentum (i.e., whether a company’s share price is trending up or down) and quality (i.e., profitability). The sub-advisor seeks to capitalize on the low correlations in returns across these factors by diversifying exposure to securities selected based on such factors. The sub-advisor may, in its discretion, make changes to its quantitative techniques, or use other quantitative techniques that are based on the sub-advisor’s proprietary research.

The sub-advisor constructs the Fund’s portfolio by investing in the securities comprising the Russell 1000® Index and adjusting the relative weight of each security based on the security’s attractiveness when evaluated based on the factors as described above, subject to the Fund being constrained to long-only positions.  Based on the sub-advisor’s judgment, the Fund expects that its portfolio will be overweight with respect to certain securities (i.e., the Fund will hold a greater percentage of those securities than the index) and underweight with respect to others (i.e., the Fund will hold a lesser percentage of those securities than the index), and that such weightings may change over time.  The percentage of the Fund’s portfolio exposed to any single security will vary from time to time as the weightings of the securities within the Fund change. The degree to which components of the Fund represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund. The following risks could affect the value of your investment in the Fund:

Management Risk:  An investment or allocation strategy used by the Advisor or a sub-advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.

Growth Investment Risk:  The Fund’s investments in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.

Value Investment Risk:  The Fund’s investments in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments.  The Fund’s investments in value-oriented securities may not reach what the Fund’s sub-advisor believes are their full value.

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying currency, security, index or other reference asset.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments.  Derivatives may be illiquid, volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Performance
The bar chart and table that follow illustrate annual returns for Institutional Shares of the Fund for periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Fund changed its investment strategies on April 1, 2011 and again on October 9, 2015.  The performance set forth below is mostly attributable to the previous investment strategies and different sub-advisors.

GUIDEMARK® LARGE CAP CORE FUND – INSTITUTIONAL SHARES Calendar Year Returns as of 12/31

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:
Best Quarter:	Quarter ended March 31, 2012	17.23%
Worst Quarter:	Quarter ended June 30, 2012	-6.18%

Average Annual Total Returns for Periods Ended December 31, 2015
Average Annual Returns - Institutional Shares Prospectus - GuideMark® Large Cap Core Fund	Label	Average Annual Returns, 1 Year		Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Institutional Shares	Return Before Taxes	1.09%		8.95%		Apr. 29, 2011
After Taxes on Distributions | Institutional Shares	Return After Taxes on Distributions	0.29%		8.68%
After Taxes on Distributions and Sale of Fund Shares | Institutional Shares	Return After Taxes on Distributions and Sale of Fund Shares	1.29%		7.06%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	(1.09%)	[1]	8.94%	[1]	Apr. 29, 2011	[1]
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	5.67%		12.32%		Apr. 29, 2011
[1]	Effective October 9, 2015, consistent with changes in the Fund's principal investment strategies, the Russell 1000® Index replaced the Russell 1000® Growth Index as the Fund's primary benchmark.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.